The Mexico Equity and Income Fund, Inc.
Schedule of Investments
April 30, 2023 (Unaudited)

MEXICO - 99.49%	Shares	Value

COMMON STOCKS - 90.20%
Airlines - 1.59%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - Series A (a)	820,000	$965,967
Airports - 8.55%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Series B	121,100	1,331,194
Grupo Aeroportuario del Pacifico, S.A.B. de C.V. - Series B	87,234	1,552,061
Grupo Aeroportuario del Sureste S.A.B. de C.V.	80,968	2,323,955
		5,207,210
Auto Parts and Equipment - 3.76%
Nemak, S.A.B. de C.V. (a)	9,910,543	2,293,048
Beverages - 9.82%
Arca Continental, S.A.B. de C.V.	278,304	2,648,450
Fomento Economico Mexicano, S.A.B. de C.V. - Series UBD	342,858	3,335,617
		5,984,067
Building Materials - 6.00%
Cemex, S.A.B. de C.V. - Series CPO (a)	3,935,396	2,363,930
Grupo Cementos de Chihuahua, S.A.B. de C.V.	162,242	1,289,760
		3,653,690
Chemical Products - 7.35%
Alpek, S.A.B. de C.V. - Series A	1,680,212	1,777,448
Orbia Advance Corp., S.A.B. de C.V.	1,172,475	2,701,072
		4,478,520
Communication Services - 4.16%
America Movil SAB de CV (a)	2,348,694	2,532,950
Construction and Infrastructure - 3.71%
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	155,849	1,621,031
Promotora y Operadora de Infraestructura, S.A.B. de C.V. - Series L	91,925	639,045
		2,260,076
Financial Groups - 12.59%
Gentera, S.A.B. de C.V.	1,071,825	1,179,160
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	606,341	5,243,410
Regional, S.A.B. de C.V.	170,381	1,247,758
		7,670,328
Food - 4.60%
Gruma, S.A.B. de C.V. - Series B	101,097	1,582,454
Grupo Bimbo, S.A.B. de C.V. - Series A	228,204	1,222,283
		2,804,737
Hotels, Restaurants, and Recreation - 0.63%
Grupe, S.A.B. de C.V. (a)(b)(c)(d)	200,629	384,978
Mining - 5.34%
Grupo Mexico, S.A.B. de C.V. - Series B	661,600	3,253,264
Railroads - 8.30%
GMexico Transportes, S.A.B. de C.V.	778,173	1,794,868
Grupo Traxion S.A.B. de C.V. (a)	1,674,737	3,259,214
		5,054,082
Real Estate Services - 2.74%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	528,498	1,669,312
Retail - 11.07%
El Puerto de Liverpool, S.A.B. de C.V. - Series C - 1	238,612	1,457,060
Grupo Comercial Chedraui, S.A. de C.V.	486,000	2,872,832
Wal-Mart de Mexico, S.A.B. de C.V.	598,165	2,411,690
		6,741,582
TOTAL COMMON STOCKS (Cost $43,118,708)		54,953,811

CAPITAL DEVELOPMENT CERTIFICATES - 3.45%
Atlas Discovery Trust II (a)(b)(c)(d)	300,000	2,104,389
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,147)		2,104,389

MEXICAN MUTUAL FUNDS - 0.20%
Scotiabankinverlat - Scotia Gubernamental S.A. de C.V. SIID (a)	490,710	122,928
TOTAL MEXICAN MUTUAL FUNDS (Cost $122,600)		122,928

REAL ESTATE INVESTMENT TRUSTS - 5.63%
Macquarie Mexico Real Estate Management S.A. de C.V.	458,141	753,227
PLA Administradora Industrial S de R.L. de C.V.	1,000,000	1,874,357
Prologis Property Mexico, S.A. de C.V.	233,001	804,899
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,009,425)		3,432,483
TOTAL MEXICO (Cost $43,243,455)

UNITED STATES - 0.52%

INVESTMENT COMPANIES - 0.52%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class -, 4.773% (e)	315,238	315,238
TOTAL INVESTMENT COMPANIES (Cost $315,238)		315,238
TOTAL UNITED STATES (Cost $315,238)

CAYMAN ISLANDS - 0.18%

SPECIAL PURPOSE ACQUISTION COMPANY - 0.18%
Rose Hill Acquisition Corp. (a)(b)	10,001	107,811
TOTAL SPECIAL PURPOSE ACQUISTION COMPANY (Cost $100,710)		107,811
TOTAL CAYMAN ISLANDS (Cost $100,710)		107,811
Total Investments (Cost $46,668,828) - 100.18%		61,036,660
Liabilities in Excess of Other Assets - (0.18)%		(112,388)
TOTAL NET ASSETS - 100.00%		$60,924,272

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	Illiquid securities. The total market value of these securities were $2,597,178, representing 4.26% of net assets.
(c)	Fair valued securities. The total market value of these securities were $2,489,687 representing 4.09% of net assets.
(d)	Level 3 securities. Value determined using significant unobservable inputs.
(e) The rate shown represents the 7-day yield at April 30, 2023.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of April 30, 2023:

	Level 1	Level 2	Level 3*	Total
Equity
Airlines	$965,967	$-	$-	$965,967
Airports	5,207,210			5,207,210
Auto Parts and Equipment	2,293,048			2,293,048
Beverages	5,984,067			5,984,067
Building Materials	3,653,690			3,653,690
Capital Development Certificates			2,104,389	2,104,389
Chemical Products	4,478,520			4,478,520
Communication Services	2,532,950			2,532,950
Construction and Infrastructure	2,260,076			2,260,076
Financial Groups	7,670,328			7,670,328
Food	2,804,737			2,804,737
Hotels, Restaurants, and Recreation			384,978	384,978
Mining	3,253,264			3,253,264
Railroads	5,054,082			5,054,082
Real Estate Services	1,669,312			1,669,312
Retail	6,741,582			6,741,582
Special Purpose Acquistion Vehicles		107,811		107,811
Total Equity	$54,568,833	$107,811	$2,489,367	$57,166,011

Mexican Mutual Funds	$122,928	$-	$-	$122,928

Real Estate Investment Trusts
Industrial	$3,432,483	$-	$-	$3,432,483

Short-Term Investments	$315,238	$-	$-	$315,238
Total Investments in Securities	$58,439,482	$107,811	$2,489,367	$61,036,660

* The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stock	Capital Development Certificates
Balance as of July 31, 2022				$472,623	$2,909,530
Acquisitions				-	-
Dispositions				(114,458)	-
Realized gain				23,128	(512,408)
Corporate Action				-	(946,147)
Change in unrealized appreciation/(depreciation)				3,685	653,414
Balance as of April 30, 2023				$384,978	$2,104,389

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at April 30, 2023				$3,685	$653,414

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2023:

		Fair Value April 30, 2023	Valuation Methodologies	Unobservable Input (1)	Impact to valuation from an increase to input	Range
Common Stock		$384,978	Market Comparables	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	$1.761-$1.991

Capital Development Certificates		$2,104,389	Market Comparables/ Sum of the Parts Valuation (2)	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	$3.757-$9.892

	[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

	[2]
For the Sum of the Parts valuation, the valuation provides a range of values for a company's equity by aggregating each of its business units (private and public) and arriving at a single total enterprise value.